Tax matters - Income tax reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated profit (loss) before tax
Standard tax rate (as a percent)	30.00%
Profit before tax	$ 25,200	$ 27,290	$ 24,814
Income tax at applicable rate	7,560	8,187	7,444
Due to effect of inflation	(1,126)	(890)	(1,542)
Due to effect of tangible assets	(116)	19	(76)
Due to effect of non-deductible expenses, non-taxable income and others	(92)	(407)	(368)
Total Income Tax	$ 6,226	$ 6,909	$ 5,458
Effective tax rate (as a percent)	24.71%	25.32%	22.00%
Current taxes	$ 7,496	$ 7,099	$ 5,615
Deferred taxes	$ (1,270)	$ (190)	$ (157)